FAIR VALUE MEASUREMENTS - Schedule of financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 2 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS - Schedule of financial assets and liabilities measured at fair value on a recurring basis (Details) [Line Items]
Marketable securities	$ 27,350	$ 31,944
Financial investments (see also Note 10d)	0	0
Financial assets related to foreign currency derivative hedging contracts	7,470	2,430
Total financial net assets	34,820	34,374
NAV [Member]
FAIR VALUE MEASUREMENTS - Schedule of financial assets and liabilities measured at fair value on a recurring basis (Details) [Line Items]
Marketable securities	0	0
Financial investments (see also Note 10d)	2,790	3,008
Financial assets related to foreign currency derivative hedging contracts	0	0
Total financial net assets	$ 2,790	$ 3,008